SUBORDINATED LIABILITIES - Summary of Undated Subordinated Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Subordinated Liabilities [Line Items]
Undated subordinated liabilities	£ 205	£ 205
10.0625% Exchangeable capital securities
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings, interest rate	10.0625%	10.0625%
Undated subordinated liabilities	£ 205	£ 205